RESTRICTED CASH (Tables)	12 Months Ended
Dec. 31, 2021
RESTRICTED CASH
Schedule of restricted cash

	December 31,	December 31,
	2021	2020
Environmental bonds	$3,243	$2,392
Severance funds	297	323
Other	140	68
	$3,680	$2,783